Significant Accounting Policies - Schedule of Remaining Performance Obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025 [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions	$ 4,404
2026 [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions	18
2027 and thereafter [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions